SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment (Details)	12 Months Ended
Dec. 31, 2018 segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments	1